Collateralized Loan Receivable (Details Narrative) (USD $)	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 15, 2014	Nov. 27, 2013
Cash received from collateralized loan receivable	$ 3,008,056
Loan Agreement Unrelated Third Party [Member]
Advances to loan issuer				$ 500,000
Description of maximum borrowing			Any date to $1,000,000	Lesser of $500,000 and 50% of the borrower’s eligible receivables due within 90 days of the advance date
Interest rate				15.00%